Business Combination (Details) - USD ($)						2 Months Ended	3 Months Ended	12 Months Ended
	Mar. 21, 2025	Jan. 15, 2024	Nov. 21, 2023	Nov. 15, 2023	Jul. 01, 2023	Dec. 31, 2023	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 14, 2024	Jan. 27, 2023	Jan. 20, 2023
Business Combination [Line Items]
Sale of stock ownership percentage				99.00%
Cash consideration (in Dollars)								$ 82,828,294
Promissory note (in Dollars)						$ 15,000,000	$ 15,000,000	$ 15,000,000	$ 15,000,000
Exercised shares
Shares issued								260,000
Pogo royalty fair value (in Dollars)								$ 67,700
Loss on sale of asset (in Dollars)
Sale of stock price (in Dollars per share)								$ 10
Warrant term		5 years
Subject to a minimum per share (in Dollars per share)								$ 6.5
Conversion value units								1,500,000
Royalties payable (in Dollars)									$ 1,500,000
Recognized gain settlement liabilities (in Dollars)								$ 1,720,000
Other current liabilities (in Dollars)								645,873
Seller Promissory Note [Member]
Business Combination [Line Items]
Promissory note (in Dollars)								15,000,000
ORR Interest [Member]
Business Combination [Line Items]
Royalties payable (in Dollars)								22,000
Predecessor [Member]
Business Combination [Line Items]
Loss on sale of asset (in Dollars)								(816,011)
HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share)				$ 0.0001
Shares authorized				121,000,000
Vote rights				1
Exercised shares				3,323,707
Percentage of founder shares		10.00%
HNRA [Member] | Preferred Stock [Member]
Business Combination [Line Items]
Par value (in Dollars per share)				$ 0.0001
Shares authorized				1,000,000
OpOc Class B Units [Member]
Business Combination [Line Items]
Sales proceeds (in Dollars)			$ 1,925,873
Business Combination [Member]
Business Combination [Line Items]
Cash consideration (in Dollars)								31,074,127
ORR Interest [Member]
Business Combination [Line Items]
Exercised value (in Dollars)								$ 30,000,000
Percentage of base option price								12.00%
Percentage of pogo royalty					10.00%
Minimum [Member] | HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share)								$ 10
Maximum [Member] | HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share)								$ 13
Class A Common Stock [Member]
Business Combination [Line Items]
Shares issued						5,235,131	17,918,226	10,323,205	5,235,131
Exchange ratio shares								1
Exercised shares								1,300,000
Share issued price (in Dollars per share)				$ 6.77
Trading days								5 days
Shares issued	120,000			134,500
Exercise price per share (in Dollars per share)		$ 11.5								$ 11.5	$ 11.5	$ 11.5
Shares issued value (in Dollars)				$ 910,565
Common stock value (in Dollars)						$ 524	$ 1,792	$ 1,032	$ 524
Class A Common Stock [Member] | Stock Option [Member]
Business Combination [Line Items]
Shares issued								10,000
Class A Common Stock [Member] | Limited Liability Company [Member]
Business Combination [Line Items]
Shares issued								2,000,000
Class A Common Stock [Member] | HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share)				$ 0.0001
Shares authorized				100,000,000
Percentage of founder shares		10.00%
Class B Common Stock [Member]
Business Combination [Line Items]
Shares issued						1,800,000	0	500,000	1,800,000
Sale of stock units							2,000,000	2,000,000
Exercised shares							200,000	200,000
Common stock value (in Dollars)						$ 180		$ 50	$ 180
Class B Common Stock [Member] | HNRA [Member]
Business Combination [Line Items]
Par value (in Dollars per share)				$ 0.0001
Shares authorized				20,000,000
Class B Common Stock [Member] | OpOc Class B Units [Member]
Business Combination [Line Items]
Shares authorized				2,000,000
OpCo Class A Units [Member]
Business Combination [Line Items]
Contributed amount (in Dollars)				$ 900,000
OpOc Class B Units [Member]
Business Combination [Line Items]
Common unit consideration								2,000,000
Shares issued								2,000,000
Units percentage								50.00%
Exercised shares								200,000
Common stock value (in Dollars)				$ 1,800,000
OpCo Preferred Units [Member]
Business Combination [Line Items]
Preferred units								1,500,000
Exercised shares								1,300,000
Share issued price (in Dollars per share)								$ 20
Sale of stock price (in Dollars per share)								$ 10
Seller Class B Shares [Member]
Business Combination [Line Items]
Sale of stock units								500,000
Target Interests [Member]
Business Combination [Line Items]
Sale of stock ownership percentage				99.00%
Common Stock [Member]
Business Combination [Line Items]
Share issued price (in Dollars per share)				$ 6.77
SPAC Subsidiary Contribution [Member]
Business Combination [Line Items]
Subsidiary outstanding common stock				100.00%
Sale of stock ownership percentage				1.00%
Cash consideration (in Dollars)				$ 900,000